UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 6,159,651	$ 52,659
Accounts receivable, net			180,000
Other receivables, net		345,147	5,223,235
Due from related party			1,279
Loan receivables, net		3,018,493
Prepayments		24,601,832	10,564
Total current assets		34,125,123	5,467,737
OTHER ASSETS
Escrow		28,501,762	52,187,762
Total other assets		28,501,762	52,187,762
Total assets		62,626,885	57,655,499
CURRENT LIABILITIES
Other payables and accrued liabilities		146,296	62,403
Taxes payable		68	594
Total current liabilities		146,364	62,997
Total liabilities		146,364	62,997
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares,$0.00001 par value, 5,000,000,000,000 shares authorized, 1,986,974 and 1,342,999 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	[1]	20	13
Subscription receivable			(1,184,676)
Additional paid-in capital		87,895,775	83,383,062
Accumulated deficits		(25,416,392)	(24,604,441)
Accumulated other comprehensive income		1,118	(1,456)
Total shareholders’ equity attributable to Infobird Co., Ltd		62,480,521	57,592,502
Noncontrolling interests
Total equity		62,480,521	57,592,502
Total liabilities and equity		$ 62,626,885	$ 57,655,499

[1]	retroactively restated to reflect 1-for-8 share consolidation effective on March 4, 2024 and the Capital Reduction and Reorganization effective on May 2, 2024.